Operating Leases (Details Narrative) $ in Thousands	12 Months Ended
	Sep. 30, 2020 USD ($) Units	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
Aggregate expense under operating leases | $	$ 1,216	$ 1,549	$ 1,274
Leased Tractors
Leased units | Units	30